Accrued and Other Current Liabilities (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Accrued and other current liabilities
Professional services	$ 185,170	$ 606,553
Accrued research and development expenses	826,442	586,426
Accrued employee expenses	77,196	530,500
Other accrued liabilities		5,004	$ 9,649
Total accrued and other current liabilities	$ 1,506,337	$ 1,728,483	$ 9,649